Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
Bank First Retirement Plan
Reconciliation of Financial Statements to Form 5500
Reconciliation of net assets available for benefits per the financial statements

	DECEMBER 31,
	2025	2024
Net assets available for benefits per the financial statements	$73,520,683	$67,946,629
Common collective fund valued at net asset value per the financial statements and fair value per the Form 5500	(32,496)	(80,452)

NET ASSETS AVAILABLE FOR BENEFITS PER FORM 5500	$73,488,187	$67,866,177

Change in net assets available for benefits per the financial statements	$5,574,054
Change in differential between net asset value and fair value of common collective fund	47,956

CHANGE IN NET ASSETS AVAILABLE FOR BENEFITS PER FORM 5500	$5,622,010